Nature of Business and Organization (Tables)	12 Months Ended
Apr. 30, 2026
Nature of Business and Organization [Abstract]
Schedule of Material Intercompany Balances and Transactions

The accompanying consolidated financial statements include the accounts of the Company and the following entities from January 20, 2026 through April 30, 2026. All material intercompany balances and transactions have been eliminated in consolidation.

Entity	Jurisdiction	Ownership	Principal activity
Perpetual Markets Ltd.	Cyprus	100% direct	Holding of investments and intellectual property; financial markets infrastructure and technology services
Perpetual Products AG	Switzerland	100% indirect	Technology and financial products
Perpetual Data AG	Switzerland	100% indirect	Financial information and index services
Kephas Corporation	United States	100% indirect	Technology and software development services
PM Broker Ltd.	Cyprus	100% indirect	Dormant
Perpetual IT GmbH	Germany	100% indirect	Information technology services, hosting and hardware infrastructure
PerpetualPay Ltd.	Poland	100% indirect	Dormant; dissolved May 22, 2026 (Note 18)